Financial instruments - Fair values and risk management (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and risk management
Balance at beginning of period	R$ (15,532)	R$ 0
Recognized in other comprehensive income – future revenues denominated in U.S. dollar	11,591	(23,855)
Reclassified to the statements of profit or loss - revenues denominated in U.S. dollar	4,055	8,323
Reclassified to the statements of profit or loss - ineffective portion	(2,443)
Balance at end of period	R$ (2,329)	R$ (15,532)